Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (25,066)	$ (14,888)	$ (12,688)
Depreciation and amortization	1,212	1,362	1,418
Loss from inventory write off	2,084
Impairment of goodwill			2,844
Change in fair value of derivatives	(10,232)	(311)	(240)
Change in fair value of financial liability	40
Accrued interest on convertible security	49
Revaluation of restricted deposit	56		5
Share based compensation	12,488	648	2,872
Forgiveness of PPP loan			(873)
Accrued interest of long-term loans	3	89	107
Changes in deferred taxes		(5)	(18)
Loss from disposal equipment	422		579
Change in fair value of Convertible loans	(1,321)	3,677	289
Decrease (increase) in trade receivable, net	(86)	210	(161)
Increase in other accounts receivable	839	(180)	(697)
Increase (decrease) in inventories	(2,021)	(265)	288
Increase (decrease) in trade payables	2,323	(1,736)	739
Increase (decrease) in other accounts payable	785	(129)	591
Accrued interest on loans from major shareholder			298
Capital loss from sale of fixed assets	17	16
Financial expenses, net	(71)	18
Net cash used in operating activities	(18,479)	(11,494)	(4,647)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(2,121)	(550)	(507)
Purchase of other assets			(30)
Proceeds from sales of property, plant and equipment	33	66
Change in restricted deposit	(35)	467	82
Net cash used in Investing activities	(2,123)	(17)	(455)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares and warrants, net	3,442	13,417	8,992
Issuance of ordinary shares in respect of warrants and pre-funded warrants exercise, net	2,000
Receipts (repayment) of loan from major shareholder, net	999	(272)	143
Issuance of convertible securities and warrants	14,851	5,750	350
Receipts of long-term loans from bank		89	873
Principal paid on lease liabilities	(366)	(357)	(529)
Repayment of convertible securities and financial liability	(5,921)	(536)	(3,967)
Changes in short term bank credit			(93)
Purchase of Treasury Shares	(121)
Repayment of loans	(21)	(824)	(389)
Net cash provided by financing activities	14,863	17,267	5,380
Increase in cash and cash equivalents	(5,739)	5,756	278
Effects of exchange rate changes on cash and cash equivalents
Cash and cash equivalents at beginning of the year	6,034	278
Cash and cash equivalents at the end of the year	295	6,034	278
Interest	4	143	557
Tax	16
Conversion of convertible loan and loans into shares and warrants		960	801
Share issuance related to exercise of warrants and Pre-funded warrants	5,264
Convertible securities - classification into financial liability at fair value		648
Conversion of loan from major shareholder into shares			6,950
Recognition of right of use assets and lease liabilities	1,344	316
Convertible securities - classification into convertible financial liability at amortized cost	$ 688